Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]
30.	Commitments and contingencies

Operating lease commitments – Bank as lessee

Future minimum lease payments under cancellable operating leases are as follows:

	December 31,
	2018	2017	2016
Within 1 year	2,120	2,006	1,984
After 1 year but not more than 5 years	7,734	7,335	7,362
More than 5 years	6,936	8,814	10,638
Total	16,790	18,155	19,984

The total amount of expenses recognized in connection with such leases during the years 2018, 2017 and 2016 are $2.4 million, $2.3 million and $2.6 million, respectively.

Operating leases – Bank as sub-lessor

Future minimum lease payments under cancellable operating sub-leases areas follows:

	December 31,
	2018	2017	2016
Within 1 year	243	300	289
After 1 year but not more than 5 years	-	243	646
Total	243	543	935

The total amount of income recognized in connection with such leases during 2018, 2017 and 2016 are $323thousand, $275 thousand y $436 thousand, respectively.